Accounts Payable And Accrued Liabilities (Detail Of Accounts Payable And Accrued Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable And Accrued Liabilities [Abstract]
Capital expenditures	$ 57,268	$ 15,155	$ 10,780
Revenues and royalties payable	20,559	12,187	5,082
Operating expenses/taxes	18,193	17,499	17,955
Interest	2,334	2,627	9,919
Compensation	3,208	5,302	5,434
Derivative settlement payable	208	1,126	11,149
Other	631	1,164	1,201
Total accrued liabilities	102,401	55,060	61,520
Accounts payable	27,824	29,174	21,101
Accounts payable and accrued liabilities	$ 130,225	$ 84,234	$ 82,621